Unaudited Condensed Consolidated Interim Statement of Comprehensive Income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Profit/(loss) for the period		£ 287.3	£ (3,185.0)	[1]
Items that may be reclassified subsequently to profit or loss
Exchange adjustments on foreign currency net investments		(101.5)	412.3	[1]
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[1]		(15.4)
Items that may be reclassified subsequently to profit or loss		(101.5)	396.9	[1]
Items that will not be reclassified subsequently to profit or loss
Movements on equity investments held at fair value through other comprehensive income		27.2	(102.4)	[1]
Items that will not be reclassified subsequently to profit or loss		27.2	(102.4)	[1]
Other comprehensive (loss)/income for the period		(74.3)	294.5	[1]
Total comprehensive (loss)/income		213.0	(2,890.5)	[1]
Equity holders of the parent:
Continuing operations		183.9	(2,918.5)	[1]
Discontinued operations	[1]		(21.1)
Total Equity holders of the parent		183.9	(2,939.6)	[1]
Continuing operations		29.1	39.0	[1]
Discontinued operations	[1]		10.1
Total Non-controlling interests		29.1	49.1	[1]
Total comprehensive (loss)/income		£ 213.0	£ (2,890.5)	[1]

[1]	Figures have been restated as described in the accounting policies.